LEASE LIABILITIES - Disclosure for amount recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities [abstract]
Interest on lease liabilities	$ 64	$ 73
Expenses related to short-term leases	$ 567	$ 649